Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2017
Above market acquired charters [Abstract]
Above market acquired charters

Above market acquired charters                                Book Value

Carrying amount as at January 1, 2016	$100,518
Acquisitions	$4,267
Amortization	$(14,542)
Carrying amount as at December 31, 2016	$90,243
Amortization	$(15,208)
Carrying amount as at December 31, 2017	$75,035

Above market acquired charter future amortization expense

For the twelve month period ended December 31,	Amount
2018	$14,381
2019	$14,381
2020	$11,695
2021	$8,418
2022	$8,372
Thereafter	$17,788

Total	$75,035